BALANCE SHEET COMPONENTS - Prepaid Expenses And Other Current Assets (Details) - USD ($) $ in Thousands		Jan. 02, 2022	Jan. 03, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
VAT receivables, current portion		$ 9,063	$ 2,971
Derivative financial instruments (Note 12)		3,526	1,997
Tax receivables		6,843	5,025
Other receivables		24,637	17,422
Deferred issuance cost (Note 11)		0	9,228
Restricted cash		1,661	2,483
Other prepaid expenses and other current assets		16,174	10,344
Prepaid expenses and other current assets	[1]	$ 61,904	$ 49,470

[1]	We have related-party balances for transactions with Tianjin Zhonghuan Semiconductor Co., Ltd, SunPower Corporation (“SunPower”) and TotalEnergies S.E. and its affiliates as well as unconsolidated entities in which we have a direct equity investment. These related-party balances are recorded within the “Accounts receivable, net,” “Accounts payable,” “Accrued liabilities,” “Advances to suppliers, current portion,” “Advances to suppliers, net of current portion,” “Prepaid expenses and other current assets,” “Other long-term assets,” “Contract liabilities, current portion,” “Contract liabilities, net of current portion,” “Other long-term liabilities,” and “Net parent investment” financial statement line items in our Consolidated Balance Sheets (see Note 3, Note 4, Note 6 and Note 10).